UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe St., Chicago, IL 60606

(Address of principal executive offices)      (Zip code)
Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800)-527-3713
Date of fiscal year end: 10/31
Date of reporting period: 01/31/2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		430	$430

TOTAL INVESTMENT COMPANIES			430

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.21%, (Agreement dated 1/31/11 to be repurchased at $18,999,111 on 2/1/11. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50% - 7.00%, with a value of 19,378,981, due at 3/15/31 - 10/20/40)		$18,999,000	$18,999,000

TOTAL REPURCHASE AGREEMENTS			18,999,000

TOTAL INVESTMENTS (Cost $18,999,430)(a)	100.0%		$18,999,430

†	Percentages indicated are based on net assets of $18,999,240.

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	55.2%
1 Yr. Constant Maturity Treasury Based ARMS	35.1%
Bear Stearns Adjustable Rate Mortgage Trust
3.00%		3/25/31	$1,512,762	$1,493,438
CS First Boston Mortgage Securities Corp.
2.74%		6/25/32	378,153	331,699
Fannie Mae
2.69%		7/1/28	2,568,444	2,686,004
2.31%		8/1/29	2,048,767	2,119,677
3.75%		3/1/30	261,670	272,331
2.56%		1/1/32	3,526,062	3,662,080
2.57%		5/1/33	1,109,156	1,161,813
2.64%		9/1/33	3,203,151	3,342,257
2.62%		1/1/35	6,365,105	6,687,784
2.51%		1/1/35	8,300,376	8,700,902
3.70%		9/1/36	30,296,967	31,858,867
3.42%		1/1/38	4,961,897	5,216,329
4.68%		9/1/38	25,294,623	26,656,587
2.74%		9/1/38	10,629,637	11,180,571
3.87%		5/25/42	6,452,571	6,617,524
Fannie Mae Grantor Trust
4.24%		5/25/42	8,650,421	8,917,209
3.90%		8/25/43	12,453,715	12,840,951
Fannie Mae Whole Loan
4.59%		8/25/42	3,706,051	3,989,230
4.28%		8/25/42	11,762,986	12,041,310
3.96%		4/25/45	19,180,541	19,738,310
FHLMC Structured Pass-Through Securities
4.17%		3/25/44	2,533,950	2,515,090
Freddie Mac
3.87%		10/1/22	897,285	928,133
2.46%		9/1/27	1,316,776	1,362,252
2.46%		9/1/28	9,202,763	9,561,330
2.45%		9/1/30	842,052	867,290
2.55%		7/1/31	5,084,774	5,260,300

				190,009,268

12 Mo. London Interbank Offering Rate (LIBOR)	2.5%
Sequoia Mortgage Trust
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

3.75%		2/25/40	$13,381,899	$13,637,600

6 Mo. Certificate of Deposit Based ARMS	0.7%
Fannie Mae
1.62%		6/1/21	1,144,246	1,147,503
2.15%		12/1/24	1,892,935	1,921,833
Freddie Mac
2.27%		1/1/26	715,258	727,925

				3,797,261

6 Mo. London Interbank Offering Rate (LIBOR)	3.9%
Bear Stearns Adjustable Rate Mortgage Trust
3.96%		3/25/31	298,466	290,627
Fannie Mae
1.97%		9/1/27	3,241,389	3,315,425
1.74%		3/1/28	2,897,250	2,955,247
2.22%		6/1/28	414,743	430,526
1.91%		9/1/33	1,368,961	1,395,560
1.84%		11/1/33	2,347,390	2,396,415
1.85%		11/1/33	1,131,597	1,158,002
Freddie Mac
2.69%		9/1/30	3,076,290	3,254,303
Mastr Adjustable Rate Mortgages Trust
2.13%		1/25/34	802,921	703,366
Structured Asset Mortgage Investments, Inc.
2.38%		12/19/33	5,360,504	5,221,474

				21,120,945

Cost of Funds Index Based ARMS	7.8%
Fannie Mae
3.90%		2/1/28	14,564,620	15,469,665
2.91%		8/1/33	8,620,956	8,979,053
3.11%		11/1/36	9,842,095	10,318,807
2.90%		6/1/38	7,201,408	7,506,698

				42,274,223

HYBRID ARMS	5.1%
Freddie Mac
5.74%		11/1/36	8,813,874	9,353,204
3.44%		5/1/40	17,037,113	17,600,513
Mastr Adjustable Rate Mortgages Trust
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

4.63%		10/25/32	$700,477	$634,935

				27,588,652

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	0.1%
GSR Mortgage Loan Trust
0.61%		3/25/32	676,574	615,885

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				299,043,834

FIXED RATE MORTGAGE-RELATED SECURITIES	40.0%
15 Yr. Securities	0.8%
Freddie Mac
4.00%		12/1/25	3,984,087	4,099,044

30 Yr. Securities	9.5%
Fannie Mae
6.00%		5/1/39	44,003,649	48,191,476
Freddie Mac
4.00%		8/1/33	3,584,739	3,591,141

				51,782,617

Collateralized Mortgage Obligations	29.7%
Fannie Mae
5.00%		2/25/18	6,709,378	7,178,221
4.00%		2/25/23	10,906,267	11,429,786
4.00%		10/25/23	4,537,947	4,739,089
4.50%		3/25/24	12,519,892	13,315,975
5.00%		3/25/24	8,414,329	9,038,770
4.50%		3/25/27	15,041,303	15,799,355
5.50%		8/25/27	1,410,997	1,410,791
6.00%		1/25/29	342,051	341,701
5.50%		9/25/34	15,549,349	16,043,647
4.75%		2/25/35	8,955,253	9,455,627
Freddie Mac
5.38%		9/15/11	7,120,469	7,276,384
4.50%		12/15/13	4,727,228	4,804,032
5.00%		7/15/32	17,928,802	18,395,577
5.50%		2/15/33	14,581,254	15,318,777
Government National Mortgage Association
4.49%		10/16/25	3,447,804	3,511,163
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

5.08%		1/16/30	$1,180,714	$1,240,121
5.00%		8/20/35	12,874,629	13,528,560
4.50%		11/20/36	8,122,920	8,264,671

				161,092,247

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				216,973,908

U.S. GOVERNMENT AGENCIES .	3.2%
FDIC Structured Sale Guaranteed Notes
1.06%(a)		10/25/11	2,000,000	1,990,440
1.68%(a)		1/7/13	2,500,000	2,446,275
3.00%(a)		9/30/19	2,858,806	2,893,792

				7,330,507

FDIC Trust
2.18%(a)		5/25/50	9,836,857	9,823,410

TOTAL U.S. GOVERNMENT AGENCIES				17,153,917

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		989	$989

TOTAL INVESTMENT COMPANIES			989

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	1.5%
Bank of America, 0.21%, (Agreement dated 1/31/11 to be repurchased at $8,216,048 on 2/1/11. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%, with a value of $8,380,321, due at 7/15/40)		$8,216,000	$8,216,000

TOTAL REPURCHASE AGREEMENTS			8,216,000

TOTAL INVESTMENTS (Cost $533,104,383)(b)	99.9%		$541,388,648

*	The rates presented are the rates in effect at January 31, 2011.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

†	Percentages indicated are based on net assets of $542,039,936.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FHLMC Federal Home Loan Mortgage Corporation
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	76.3%
1 Yr. Constant Maturity Treasury Based ARMS	74.8%
Fannie Mae
2.48%		10/1/28	$180,305	$188,130
2.90%		12/1/30	498,627	526,664
2.56%		1/1/32	1,587,601	1,648,843
2.47%		7/1/33	699,468	726,397
3.42%		1/1/38	1,589,307	1,670,802
4.68%		9/1/38	1,099,893	1,159,116
Freddie Mac
2.59%		11/1/28	173,559	181,692
3.05%		1/1/29	648,127	684,015
2.50%		7/1/30	520,018	540,394
2.55%		9/1/30	108,358	113,357
2.72%		8/1/31	1,097,852	1,147,200

				8,586,610

Cost of Funds Index Based ARMS	1.5%
Regal Trust IV
3.15%(a)		9/29/31	132,185	120,485
Ryland Mortgage Securities Corp.
3.60%		10/25/23	51,587	50,539

				171,024

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,757,634

FIXED RATE MORTGAGE-RELATED SECURITIES	17.1%
15 Yr. Securities	17.1%
Fannie Mae
3.50%		11/1/20	1,901,155	1,961,094

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				1,961,094

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	6.1%
Northern Institutional Treasury Portfolio		708,088	$708,088

TOTAL INVESTMENT COMPANIES			708,088

TOTAL INVESTMENTS (Cost $11,355,321)(b)	99.5%		$11,426,816

*	The rates presented are the rates in effect at January 31, 2011.

†	Percentages indicated are based on net assets of $11,478,906.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	57.4%
1 Yr. Constant Maturity Treasury Based ARMS	57.4%
Fannie Mae
2.83%		5/1/31	$604,025	$635,969
2.56%		1/1/32	2,234,437	2,320,631
2.62%		1/1/35	544,395	571,993
3.70%		9/1/36	830,054	872,846
3.42%		1/1/38	2,043,395	2,148,174
4.68%		9/1/38	1,970,642	2,076,749
Fannie Mae Grantor Trust
4.24%		5/25/42	981,504	1,011,774
3.90%		8/25/43	2,431,987	2,507,607
Freddie Mac
2.57%		3/1/27	363,319	378,275
2.72%		8/1/31	1,630,839	1,704,144

				14,228,162

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				14,228,162

FIXED RATE MORTGAGE-RELATED SECURITIES	38.1%
15 Yr. Securities	0.1%
Freddie Mac
8.00%		12/17/15	21,892	23,115

Collateralized Mortgage Obligations	38.0%
Fannie Mae
4.00%		2/25/23	1,904,458	1,995,876
4.75%		2/25/35	1,119,407	1,181,953
Freddie Mac
4.50%		4/15/19	2,918,904	3,109,810
Government National Mortgage Association
5.12%		1/16/28	1,070,337	1,107,011
3.96%		6/16/31	1,039,163	1,078,486
4.50%		11/20/36	945,533	962,033

				9,435,169

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				9,458,284

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

U.S. GOVERNMENT AGENCIES	2.0%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	$500,000	$489,255

TOTAL U.S. GOVERNMENT AGENCIES				489,255

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	2.4%
Northern Institutional Treasury Portfolio		601,508	$601,508

TOTAL INVESTMENT COMPANIES			601,508

TOTAL INVESTMENTS (Cost $24,356,355)(b)	99.9%		$24,777,209

*	The rates presented are the rates in effect at January 31, 2011.

†	Percentages indicated are based on net assets of $24,811,967.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	14.3%
1 Yr. Constant Maturity Treasury Based ARMS	14.3%
Fannie Mae
3.42%		1/1/38	$2,043,395	$2,148,174
4.68%		9/1/38	1,512,353	1,593,784

				3,741,958

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,741,958

FIXED RATE MORTGAGE-RELATED SECURITIES	72.0%
15 Yr. Securities	29.2%
Fannie Mae
7.00%		3/1/15	57,954	61,926
7.00%		3/1/15	52,207	55,785
7.00%		3/1/15	105,134	112,465
7.50%		11/1/15	87,023	94,449
6.50%		1/1/16	79,083	84,544
6.00%		6/1/16	241,473	262,414
6.00%		7/1/17	279,108	303,312
6.00%		7/1/17	139,377	151,463
Freddie Mac
6.00%		6/1/17	300,005	325,397
4.00%		12/1/25	5,976,130	6,148,566

				7,600,321

30 Yr. Securities	12.9%
Freddie Mac
4.00%		8/1/33	3,357,477	3,363,474

Collateralized Mortgage Obligations	29.9%
Fannie Mae
4.00%		2/25/23	2,373,409	2,487,337
4.50%		3/25/24	965,792	1,027,203
4.00%		10/25/32	1,057,894	1,098,972
4.75%		2/25/35	1,865,678	1,969,922
5.00%		9/25/35	128,170	128,130
See notes to Schedules of Portfolio Investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Government National Mortgage Association
4.50%		11/20/36	$1,074,398	$1,093,147

				7,804,711

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				18,768,506

U.S. GOVERNMENT AGENCIES	9.6%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	357,351	361,724
FDIC Trust
2.18%(a)		5/25/50	2,138,447	2,135,524

				2,497,248

TOTAL U.S. GOVERNMENT AGENCIES				2,497,248

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		769	$769

TOTAL INVESTMENT COMPANIES			769

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	4.0%
Bank of America, 0.21%, (Agreement dated 1/31/11 to be repurchased at $1,043,006 on 2/1/11. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%, with a value of $1,063,860, due at 7/15/40)		$1,043,000	$1,043,000

TOTAL REPURCHASE AGREEMENTS			1,043,000

TOTAL INVESTMENTS (Cost $25,897,071)(b)	99.9%		$26,051,481

See notes to Schedules of Portfolio Investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011(Unaudited)

*	The rates presented are the rates in effect at January 31, 2011.

†	Percentages indicated are based on net assets of $26,074,233

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to Schedules of Portfolio Investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	39.5%
1 Yr. Constant Maturity Treasury Based ARMS	24.0%
Fannie Mae
3.42%		1/1/38	$2,951,570	$3,102,918
4.68%		9/1/38	2,199,787	2,318,232

				5,421,150

HYBRID ARMS	4.8%
Freddie Mac
5.74%		11/1/36	1,011,428	1,073,319

MONTHLY London Interbank Offering Rate (LIBOR)
Collateralized Mortgage Obligations	10.7%
Fannie Mae
0.68%		2/25/37	2,434,402	2,410,984

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,905,453

FIXED RATE MORTGAGE-RELATED SECURITIES	49.8%

15 Yr. Securities	0.3%
Fannie Mae
7.00%		3/1/15	71,812	76,733

30 Yr. Securities	4.1%
Fannie Mae
5.00%		3/1/38	494,455	518,289
Government National Mortgage Association
7.50%		2/15/24	85,622	96,749
7.00%		4/15/27	101,027	113,884
6.00%		1/15/29	170,168	187,113

				916,035

Collateralized Mortgage Obligations	45.4%
Fannie Mae
4.50%		3/25/24	288,358	306,693
4.00%		1/25/33	117,519	121,562
4.75%		2/25/35	2,985,084	3,151,876
5.50%		12/25/36	3,138,481	3,359,707
See notes to Schedule of Portfolio Investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

Freddie Mac
4.50%		4/15/19	$2,928,712	$3,120,259
4.00%		3/15/33	168,709	173,565

				10,233,662

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				11,226,430

U.S. GOVERNMENT AGENCIES	5.4%
FDIC Structured Sale Guaranteed Notes
3.00%(a)		9/30/19	357,351	361,724
FDIC Trust
2.18%(a)		5/25/50	855,379	854,210

				1,215,934

TOTAL U.S. GOVERNMENT AGENCIES				1,215,934

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	4.8%
Northern Institutional Treasury Portfolio		1,078,100	$1,078,100

TOTAL INVESTMENT COMPANIES			1,078,100

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	5.2%
Bank of America, 0.21%, (Agreement dated 1/31/11 to be repurchased at $1,165,007 on 2/1/11 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.50%, with a value of $1,188,301, due at 7/15/40)		$1,165,000	$1,165,000

TOTAL REPURCHASE AGREEMENTS			1,165,000

TOTAL INVESTMENTS (Cost $23,080,483)(b)	104.7%		$23,590,917

*	The rates presented are the rates in effect at January 31, 2011.

†	Percentages indicated are based on net assets of $22,537,745.
See notes to Schedule of Portfolio Investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 (Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.
See notes to Schedule of Portfolio Investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

COMMON STOCKS	94.5%
Aerospace & Defense	7.4%
General Dynamics Corp.		40,000	$3,016,000
United Technologies Corp.		50,000	4,065,000

			7,081,000

Air Freight & Logistics	3.0%
United Parcel Service, Inc.		40,000	2,864,800

Beverages	8.3%
Coca-Cola Co.		65,000	4,085,250
PepsiCo, Inc.		60,000	3,858,600

			7,943,850

Chemicals	1.9%
Praxair, Inc.		20,000	1,860,800

Commercial Banks	3.9%
Wells Fargo & Co.		115,000	3,728,300

Communications Equipment	2.9%
Cisco Systems, Inc.(a)		130,000	2,749,500

Computers & Peripherals	4.6%
International Business Machines Corp.		27,000	4,374,000

Diversified Financial Services	3.2%
American Express Co.		70,000	3,036,600

Food & Staples Retailing	7.2%
Sysco Corp.		90,000	2,622,600
Wal-Mart Stores, Inc.		75,000	4,205,250

			6,827,850

Health Care Equipment & Supplies	5.2%
Becton, Dickinson & Co.		30,000	2,488,500
Medtronic, Inc.		65,000	2,490,800

			4,979,300

Hotels, Restaurants & Leisure	3.9%
McDonald’s Corp.		50,000	3,683,500

Household Products.	4.0%
Procter & Gamble		60,000	3,787,800

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2011 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

Industrial Conglomerates	7.0%
3M Company		35,000	$3,077,200
General Electric Co.		180,000	3,625,200

			6,702,400

Insurance	3.9%
Berkshire Hathaway, Inc. (Class A)(a)		30	3,672,750

IT Services	2.8%
Automatic Data Processing		55,000	2,634,500

Oil & Gas Consumable Fuels	8.6%
Chevron Corp.		40,000	3,797,200
Exxon Mobil Corp.		55,000	4,437,400

			8,234,600

Pharmaceuticals	7.4%
Abbott Laboratories		70,000	3,161,200
Johnson & Johnson		65,000	3,885,050

			7,046,250

Software	4.1%
Microsoft Corp.		140,000	3,881,500

Specialty Retail	5.2%
Home Depot		70,000	2,573,900
TJX Companies		50,000	2,369,500

			4,943,400

TOTAL COMMON STOCKS			90,032,700

INVESTMENT COMPANIES	5.5%
Northern Institutional Treasury Portfolio		5,225,921	5,225,921

TOTAL INVESTMENT COMPANIES			5,225,921

TOTAL INVESTMENTS (Cost $70,632,238)(b)	100.0%		$95,258,621

†	Percentages indicated are based on net assets of $95,258,026.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO OF INVESTMENTS
January 31, 2011
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30,1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of October 31, 2010, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.
     A. Significant accounting policies are as follows:
SECURITY VALUATION
Money Market Fund:
Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.
Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees. The Board of Trustees has authorized one or more pricing services with respect to various asset classes of securities held by the Funds. Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser determined that such valuations are unreliable, the funds will fair value the securities pursuant to the Board approved proprietary fair valuation methodology of the Adviser. Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material.
Fair value pricing, including prices obtained from pricing services is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.
Large Cap Equity Fund:
Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Portfolio

Money Market Fund
Repurchase Agreements	$—	$18,999,000	$—	$18,999,000
Investment Company	430	—	—	430

Total Investments				18,999,430
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	493,088,718	—	493,088,718
Non-Agency Mortgage Related Securities	—	22,929,024	—	22,929,024
U.S. Government Agencies		17,153,917	—	17,153,917
Investment Company	989	—	—	989
Repurchase Agreements	—	8,216,000	—	8,216,000

Total Investments				541,388,648
Ultra Short Fund
U.S. Government Agency Mortgages	—	10,547,704	—	10,547,704
Non-Agency Mortgage Related Securities	—	171,024	—	171,024
Investment Company	708,088	—	—	708,088

Total Investments				11,426,816
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	23,686,446	—	23,686,446
U.S. Government Agencies	—	489,255	—	489,255
Investment Company	601,508	—	—	601,508

Total Investments				24,777,209
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,510,464	—	22,510,464
U.S. Government Agencies	—	2,497,248	—	2,497,248
Investment Company	769	—	—	769
Repurchase Agreements	—	1,043,000	—	1,043,000

Total Investments				26,051,481
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	20,131,883	—	20,131,883
U.S. Government Agencies	—	1,215,934	—	1,215,934
Investment Company	1,078,100	—		1,078,100
Repurchase Agreements	—	1,165,000	—	1,165,000

Total Investments				23,590,917
Large Cap Equity Fund
Common Stocks	90,032,700	—	—	90,032,700
Investment Company	5,225,921	—	—	5,225,921

Total Investments				$95,258,621
As of January 31, 2011, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of January 31, 2011, based on levels assigned to securities on October 31, 2010.
Liquidity and Valuation of Certain Securities
While liquidity has improved throughout the year in the non-agency mortgage-backed securities market, securities valuation continues to be impacted by a number of variables which are difficult to forecast. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Fund. Further deterioration in the real estate markets, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA,FHLMC, and FNMA) could impact the Funds’ future performance. While the Funds’ holding of non-agency mortgage-backed securities is substantially less than in previous years, these issues could result in downgrades in the credit ratings of these holdings. These downgrades, as well as a number of other events, could result in losses for the Funds and these securities may be deemed to be illiquid. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the price at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset value. As of January 31, 2011, there were no securities held in the Funds deemed to be illiquid by the adviser.
REPURCHASE AGREEMENTS
Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Funds must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Funds will not earn any income on the securities that it purchased. As of January 31, 2011 the Funds did not hold any securities purchased on a when-issued or delayed-delivery basis.
FEDERAL INCOME TAX INFORMATION
As of January 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax		Net Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$18,999,430	$—	$—	$—
AMF Ultra Short Mortgage Fund	533,104,383	9,527,579	(1,243,314)	8,284,265
AMF Ultra Short Fund	11,355,322	121,191	(49,696)	71,495
AMF Short U.S. Government Fund	24,356,355	470,905	(50,051)	420,854
AMF Intermediate Mortgage Fund	25,897,071	311,223	(156,813)	154,410
AMF U.S. Government Mortgage Fund	23,080,483	590,248	(79,814)	510,434
AMF Large Cap Equity Fund	70,632,238	27,201,267	(2,574,884)	24,626,383

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Asset Management Fund
By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)

/s/ Trent Statczar Trent Statczar, Treasurer

Date: March 28, 2011

By (Signature and Title)

/s/ Rodger Shay Jr. Rodger Shay, Jr., President

Date: March 28, 2011